Business Segment Information (Sales and Operating Revenue Attributed to Countries Based on Location of Customers and Long-Lived Assets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	¥ 8,665,687	¥ 8,543,982	¥ 7,603,250
Property, plant and equipment, net	777,053	739,470
Japan
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	2,591,784	2,625,619	2,392,790
Property, plant and equipment, net	590,694	563,593
United States
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	1,982,135	1,835,705	1,673,768
Property, plant and equipment, net	113,581	97,979
Europe
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	1,862,166	1,841,457	1,634,683
Property, plant and equipment, net	22,622	23,302
China
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	770,416	674,718	557,995
Property, plant and equipment, net	11,694	11,232
Asia Pacific
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	912,193	1,024,179	866,712
Property, plant and equipment, net	34,273	36,738
Other Areas
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	546,993	542,304	¥ 477,302
Property, plant and equipment, net	¥ 4,189	¥ 6,626